Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6 – Commitments & Contingencies

As of September 30, 2017, the Company had an outstanding irrevocable letter of credit in the amount of $50,000 issued in favor of the Texas Railroad Commission. The letter of credit is required by the Texas Railroad Commission for all companies operating in the state of Texas with production greater than limits they prescribe.

Rent expense for the nine months ended September 30, 2017 and 2016 was approximately $75,000 and $104,000, respectively. Future non-cancellable minimum lease payments are approximately $35,000 for the remainder of 2017, $91,000 for 2018, and $77,000 for 2019.

We, as a lessee and operator of oil and gas properties, are subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject to the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. As of September 30, 2017, we have no reserve for environmental remediation and are not aware of any environmental claims.

On September 23, 2016, the Company, American Standard Energy Corporation, Baylor Operating LLC, Bernard Given and Loeb & Loeb LLP were sued by Geronimo Holdings Corporation and Randal Capps in the 143rd Judicial District Court located in Pecos, Texas. The suit among other things, seeks damages for an alleged unlawful sale of properties in Crockett County, Texas and for alleged unpaid royalties. The Company believes the suit is without merit and will vigorously defend itself in connection with this proceeding. The Company has faith that it will prevail and at September 30, 2017, no reserve for potential losses arising from this matter has been recorded. Additionally, under its agreement with Baylor Operating LLC, Baylor has agreed to indemnify and defend the Company against all lawsuits and claims including this one.

On April 26, 2016, C&F Ranch, LLC sued the Company in Allen County, Kansas for alleged breach of contract related to the rental of certain lands located on the C&F Ranch. The Company believes that it has paid all rents owed to C&F Ranch LLC and will vigorously defend itself in connection with this proceeding. The Company has faith that it will prevail and at September 30, 2017, no reserve for potential losses arising from this matter has been recorded.

Note 6 - Commitments and Contingencies

Rent expense for the years ended December 31, 2016 and 2015 was approximately $148,000 and $149,000 respectively. Future non-cancellable minimum lease payments are approximately, $145,000 for 2017, $91,000 for 2018 and $77,000 for 2019.

As of December 31, 2016, the Company has an outstanding irrevocable letter of credit in the amount of $50,000 issued in favor of the Texas Railroad Commission. This letter of credit is required by the Commission by all companies operating in the state in accordance with limits prescribed by the Texas Railroad Commission.

We, as a lessee and operator of oil and gas properties, are subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject to the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area.  As of December 31, 2016, we have no reserve for environmental remediation and are not aware of any environmental claims.

On September 23, 2016 the Company, American Standard Energy Corporation, Baylor Operating LLC, Bernard Given and Loeb & Loeb LLP were sued by Geronimo Holdings Corporation and Randal Capps in the 143rd Judicial District Court located in Pecos, Texas. The suit among other things, seeks damages for an alleged unlawful sale of properties in Crockett County Texas and for alleged unpaid royalties. The Company believes the suit is without merit and will vigorously defend itself. The Company has faith that it will prevail and at December 31, 2016 no reserve for potential losses arising from this matter has been recorded. Additionally under its agreement with Baylor Operating LLC, Baylor has agreed to indemnify and defend the Company against all lawsuits and claims including this one.

On April 26, 2016 C&F Ranch, LLC sued the Company in Allen County Kansas for alleged breach of contract related to the rental of certain lands located on the C&F Ranch. The Company believes that has paid all rents owe to C&F Ranch LLC and will vigorously defend itself. The Company has faith that it will prevail and at December 31, 2016 no reserve for potential losses arising from this matter has been recorded.